Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Ancora Trust
Entity Central Index Key	0001260667
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Class I
Shareholder Report [Line Items]
Fund Name	ANCORA INCOME FUND
Class Name	CLASS I
Trading Symbol	AAIIX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Ancora Income Fund – Class I -AAIIX for the period January 1, 2025 to June 30, 2025, as well as certain changes to the fund.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at www.ancorafunds.com. You can also request this information by contacting us at 1-866-6-ANCORA.

Additional Information Phone Number	1-866-6-ANCORA
Additional Information Email	www.ancorafunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Ancora Income Fund – Class I	$44	0.88%

*Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%
Net Assets	$ 44,186,372
Holdings Count | Holdings	86
Advisory Fees Paid, Amount	$ 104,611
Investment Company, Portfolio Turnover	20.69%
Additional Fund Statistics [Text Block]	Fund statistics
NET ASSETS:
$44,186,372

PORTFOLIO HOLDINGS:
86

PORTFOLIO TURNOVER:
20.69%

ADVISORY FEES PAID BY FUND:
$104,611

Holdings [Text Block]

SECTOR DIVERSIFICATIONS

Bonds & Corporate Bond Trust Certificated	10.99%
Common Stocks	5.27%
REIT Senior Securities	1.86%
Traditional Preferred	73.23%
Money Market Funds	8.65%
% of Total Investments	100.00%

Largest Holdings [Text Block]

top ten holdings

1.	Federated Hermes Government Obligations Fund - Institutional Class	8.72%
2.	Synchrony Financial, 5.625%, due 11/15/2024	2.71%
3.	Apollo Global Management, Inc., 7.625%, due 09/15/2053	2.36%
4.	Brookfield Infrastructure Finance ULC, 7.250%, due 05/31/2084	2.19%
5.	Fifth Third Bancorp, 7.994%, due 09/30/2025	1.92%
6.	Federal Agricultural Mortgage Corp., 5.250%, due 10/17/2025	1.86%
7.	Athene Holding Ltd., 5.625%, due 09/30/2024	1.82%
8.	Citigroup, Inc., 7.625%, due 11/15/2028	1.79%
9.	Citizens Financial Group, Inc., 7.375, due 07/06/2029	1.76%
10.	Redwood Trust, Inc., 10.00%, Cumulative Perp due 04/15/2028	1.72%
	Total % of Net Assets	26.85%

Material Fund Change [Text Block]

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund’s documents not be householded, please contact Ancora Funds at 1-866-6-ANCORA, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Ancora Funds or your financial intermediary.

Updated Prospectus Phone Number	1-866-6-ANCORA
Updated Prospectus Email Address	www.ancorafunds.com
Class I [Default Label]
Shareholder Report [Line Items]
Fund Name	ANCORA/THELEN SMALL-MID CAP FUND
Class Name	CLASS I
Trading Symbol	AATIX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Ancora/Thelen Small-Mid Cap Fund – Class I - AATIX for the period January 1, 2025 to June 30, 2025, as well as certain changes to the fund.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at www.ancorafunds.com. You can also request this information by contacting us at 1-866-6-ANCORA.

Additional Information Phone Number	1-866-6-ANCORA.
Additional Information Email	www.ancorafunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Ancora/Thelen Small-Mid Cap Fund – Class I	$60	1.21%

*Annualized

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.21%
Net Assets	$ 198,557,025
Holdings Count | Holdings	94
Advisory Fees Paid, Amount	$ 885,597
Investment Company, Portfolio Turnover	34.92%
Additional Fund Statistics [Text Block]	Fund statistics
NET ASSETS:
$198,557,025

PORTFOLIO HOLDINGS:
94

PORTFOLIO TURNOVER:
34.92%

ADVISORY FEES PAID BY FUND
(NET OF WAIVERS):
$885,597

Holdings [Text Block]

SECTOR DIVERSIFICATIONS

Communication Services	6.27%
Consumer Discretionary	10.58%
Consumer Staples	4.85%
Energy	2.29%
Financials	7.76%
Health Care	3.42%
Industrials	31.88%
Information Technology	9.21%
Materials	6.38%
Money Market Funds	2.24%
Real Estate	7.88%
Utilities	7.24%
% of Total Investments	100.00%

Largest Holdings [Text Block]

top ten holdings

1.	UGI Corp.	3.28%
2.	Fortune Brands Innovations, Inc.	2.80%
3.	Crane NXT Co.	2.75%
4.	Aramark	2.64%
5.	Kyndryl Holding, Inc.	2.46%
6.	Everus Construction Group, Inc.	2.46%
7.	Federated Hermes Government Obligations Fund - Institutional Class	2.24%
8.	Atmus Filtration Technologies, Inc.	2.12%
9.	PotlatchDeltic Corp.	2.08%
10.	IAC/InterActive Corp.	2.02%
	Total % of Net Assets	24.85%

Material Fund Change [Text Block]

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund’s documents not be householded, please contact Ancora Funds at 1-866-6-ANCORA, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Ancora Funds or your financial intermediary.

Updated Prospectus Phone Number	1-866-6-ANCORA
Updated Prospectus Email Address	www.ancorafunds.com
Class S
Shareholder Report [Line Items]
Fund Name	ANCORA/THELEN SMALL-MID CAP FUND
Class Name	CLASS S
Trading Symbol	AATSX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Ancora/Thelen Small-Mid Cap Fund – Class S - AATSX for the period January 1, 2025 to June 30, 2025, as well as certain changes to the fund.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at www.ancorafunds.com. You can also request this information by contacting us at 1-866-6-ANCORA.

Additional Information Phone Number	1-866-6-ANCORA.
Additional Information Email	www.ancorafunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Ancora/Thelen Small-Mid Cap Fund – Class S	$49	1.00%

*Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.00%
Net Assets	$ 198,557,025
Holdings Count | Holdings	94
Advisory Fees Paid, Amount	$ 885,597
Investment Company, Portfolio Turnover	34.92%
Additional Fund Statistics [Text Block]	Fund statistics
NET ASSETS:
$198,557,025

PORTFOLIO HOLDINGS:
94

PORTFOLIO TURNOVER:
34.92%

ADVISORY FEES PAID BY FUND
(NET OF WAIVERS):
$885,597

Holdings [Text Block]

SECTOR DIVERSIFICATIONS

Communication Services	6.27%
Consumer Discretionary	10.58%
Consumer Staples	4.85%
Energy	2.29%
Financials	7.76%
Health Care	3.42%
Industrials	31.88%
Information Technology	9.21%
Materials	6.38%
Money Market Funds	2.24%
Real Estate	7.88%
Utilities	7.24%
% of Total Investments	100.00%

Largest Holdings [Text Block]

top ten holdings

1.	UGI Corp.	3.28%
2.	Fortune Brands Innovations, Inc.	2.80%
3.	Crane NXT Co.	2.75%
4.	Aramark	2.64%
5.	Kyndryl Holding, Inc.	2.46%
6.	Everus Construction Group, Inc.	2.46%
7.	Federated Hermes Government Obligations Fund - Institutional Class	2.24%
8.	Atmus Filtration Technologies, Inc.	2.12%
9.	PotlatchDeltic Corp.	2.08%
10.	IAC/InterActive Corp.	2.02%
	Total % of Net Assets	24.85%

Material Fund Change [Text Block]

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund’s documents not be householded, please contact Ancora Funds at 1-866-6-ANCORA, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Ancora Funds or your financial intermediary.

Updated Prospectus Phone Number	1-866-6-ANCORA.
Updated Prospectus Email Address	www.ancorafunds.com
Class i
Shareholder Report [Line Items]
Fund Name	ANCORA MICROCAP FUND
Class Name	CLASS I
Trading Symbol	ANCIX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Ancora MicroCap Fund – Class I - ANCIX for the period January 1, 2025 to June 30, 2025, as well as certain changes to the fund.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at www.ancorafunds.com. You can also request this information by contacting us at 1-866-6-ANCORA.

Additional Information Phone Number	1-866-6-ANCORA
Additional Information Email	www.ancorafunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Ancora MicroCap Fund – Class I	$78	1.60%

*Annualized

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.60%
Net Assets	$ 18,244,684
Holdings Count | Holdings	52
Advisory Fees Paid, Amount	$ 85,542
Investment Company, Portfolio Turnover	13.84%
Additional Fund Statistics [Text Block]	Fund statistics
NET ASSETS:
$18,244,684

PORTFOLIO HOLDINGS:
52

PORTFOLIO TURNOVER:
13.84%

ADVISORY FEES PAID BY FUND
(NET OF WAIVERS):
$85,542

Holdings [Text Block]

SECTOR DIVERSIFICATIONS

Communication Services	4.37%
Consumer Discretionary	9.31%
Consumer Staples	2.71%
Energy	8.61%
Financials	25.49%
Health Care	2.34%
Industrials	23.62%
Information Technology	18.74%
Materials	0.31%
Money Market Funds	2.55%
Real Estate	1.95%
% of Total Investments	100.00%

Largest Holdings [Text Block]

top ten holdings

1.	Aviat Networks, Inc.	4.57%
2.	Silvercrest Asset Management Group, Inc.	4.03%
3.	Pason Systems, Inc.	3.61%
4.	Crawford & Co.	3.57%
5.	TIPTREE, Inc.	3.50%
6.	Perma-Fix Environmental Services, Inc.	3.41%
7.	BGSF, Inc.	3.08%
8.	Allient, Inc.	2.94%
9.	International Money Express, Inc.	2.87%
10.	Newtek Business Services Corp.	2.85%
	Total % of Net Assets	34.43%

Material Fund Change [Text Block]

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund’s documents not be householded, please contact Ancora Funds at 1-866-6-ANCORA, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Ancora Funds or your financial intermediary.

Updated Prospectus Phone Number	1-866-6-ANCORA
Updated Prospectus Email Address	www.ancorafunds.com
class I
Shareholder Report [Line Items]
Fund Name	ANCORA DIVIDEND VALUE EQUITY FUND
Class Name	CLASS I
Trading Symbol	ADEIX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Ancora Dividend Value Equity Fund – Class I - ADEIX for the period January 1, 2025 to June 30, 2025, as well as certain changes to the fund.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at www.ancorafunds.com. You can also request this information by contacting us at 1-866-6-ANCORA.

Additional Information Phone Number	1-866-6-ANCORA
Additional Information Email	www.ancorafunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Ancora Dividend Value Equity Fund – Class I	$51	1.00%

*Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
Net Assets	$ 46,085,812
Holdings Count | Holdings	29
Advisory Fees Paid, Amount	$ 143,606
Investment Company, Portfolio Turnover	5.66%
Additional Fund Statistics [Text Block]	Fund statistics
NET ASSETS:
$46,085,812

PORTFOLIO HOLDINGS:
29

PORTFOLIO TURNOVER:
5.66%

ADVISORY FEES PAID BY FUND
(NET OF WAIVERS):
$143,606

Holdings [Text Block]

SECTOR DIVERSIFICATIONS

Communication Services	2.26%
Consumer Discretionary	9.80%
Consumer Staples	6.91%
Energy	5.24%
Financials	18.74%
Health Care	7.40%
Industrials	12.92%
Information Technology	21.53%
Materials	4.79%
Money Market Funds	4.68%
Real Estate	5.73%
% of Total Investments	100.00%

Largest Holdings [Text Block]

top ten holdings

1.	JP Morgan Chase & Co.	6.57%
2.	Broadcom, Inc.	6.54%
3.	Microsoft Corp.	6.14%
4.	AbbVie, Inc.	4.92%
5.	Eaton Corp. Plc.	4.83%
6.	Federated Hermes Government Obligations Fund - Institutional Class	4.68%
7.	Apple, Inc.	4.49%
8.	Houlihan Lokey, Inc. Class A	4.12%
9.	The Home Depot, Inc.	3.88%
10.	Honeywell International, Inc.	3.54%
	Total % of Net Assets	49.71%

Material Fund Change [Text Block]

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund’s documents not be householded, please contact Ancora Funds at 1-866-6-ANCORA, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Ancora Funds or your financial intermediary.

Updated Prospectus Phone Number	1-866-6-ANCORA
Updated Prospectus Email Address	www.ancorafunds.com